Digital Assets	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
DIGITAL ASSETS
4.	DIGITAL ASSETS

The Company measures digital assets at fair value as of each reporting period. For the year ended December 31, 2025, the Company recognized a fair value loss of $8.70 million on its holdings of digital assets. For the year ended December 31, 2024, the Company recorded a fair value gain of $76.93 million.

The Company’s digital asset holdings include digital assets pledged by third parties pursuant to applicable agreements and exclude digital assets pledged by the Company to suppliers or lenders as collateral (see note 5):

	As of December 31, 2025			As of December 31, 2024
	Quantity	Cost Basis	Fair Value	Quantity	Cost Basis	Fair Value

Bitcoin	1,543	143,237	135,543	1,313	87,457	125,048
USDT	3,490,107	3,490	3,487	4,800,082	4,802	4,817
USDC	9,459,635	9,460	9,459	-	-	-
Others	41,722	924	800	46,233	77	75
Total		157,111	149,289		92,336	129,940

The cost basis of digital assets represents the fair value of digital assets at the time of service contract inception, the fair value of digital assets purchased upon receipt in an exchange for another digital assets, and the cost of digital assets purchased upon receipt in an exchange for fiat currency.

The following table presents the movement for digital assets of the Company for the years ended December 31, 2025 and 2024:

	BTC	USDT and USDC	Others	Total

Balance as of January 1, 2025	125,048	4,817	75	129,940
Digital assets received from customers for products and services	244,973	199,976	29	444,978
Revenue generated from Bitcoin self-mining operation	63,087	-	-	63,087
Converted to other digital assets or fiat cash, net	(110,364)	1,411	818	(108,135)
Costs and expenses (paid)/prepaid in digital assets	(198,088)	(156,221)	2	(354,307)
Repayment of long-term loans and long-term payables	-	(26,937)	-	(26,937)
Purchase of mining equipment	-	(10,100)	-	(10,100)
Changes in digital asset collaterals*	19,456	-	-	19,456
Changes in fair value of digital assets	(8,569)	-	(124)	(8,693)
Balance as of December 31, 2025	135,543	12,946	800	149,289

*	The changes in digital asset collaterals include the fair value changes between the settlement value and original costs of the BTC collaterals.

	BTC	USDT	Others	Total

Balance as of December 31, 2023	43,896	61	21	43,978
Cumulative effect of the adoption of ASU 2023-08	6,436	-	-	6,436
Balance as of January 1, 2024	50,332	61	21	50,414
Digital assets received from customers for products and services	123,345	114,363	223	237,931
Revenue generated from Bitcoin self-mining operation	157,511	-	-	157,511
Converted to other digital assets or fiat cash, net	(67,710)	(100,077)	(183)	(167,970)
Costs and expenses (paid)/prepaid in digital assets	(169,506)	(44,480)	14	(213,972)
Changes in fair value of digital assets	76,933	-	-	76,933
Digital assets from borrowings	-	34,950	-	34,950
Digital assets pledged to lender or supplier	(60,629)	-	-	(60,629)
Digital assets pledged from customers	21,669	-	-	21,669
Purchase of mining equipment	(6,897)	-	-	(6,897)
Balance as of December 31, 2024	125,048	4,817	75	129,940

The following table provides the reconciliation between net income and the movement of digital assets of the Company for the years ended December 31, 2025 and 2024:

	For the Year Ended December 31,
	2025	2024
DIGITAL ASSETS FROM OPERATING ACTIVITIES

Revenue recognized from selling products and services which was settled or will be settled in digital assets (a)	411,187	277,089
Adjusted by the changes in operating assets and liabilities:
Accounts receivable to be settled in digital assets	(1,025)	(7,087)
Inventories	-	(104)
Contract liabilities received in digital assets	34,816	(31,967)
Digital assets received from customers for products and services	444,978	237,931

Revenue recognized from Bitcoin self-mining operation (b)	63,087	157,511

Cost and expenses settled or to be settled by digital assets (c)	(299,836)	(238,921)
Adjusted by the changes in operating assets and liabilities:
Prepayments made in digital assets to suppliers	256	16,214
Accounts payable to be settled in digital assets	6,875	11,947
Amount (due from)/due to related parties, net	(74,988)	1,579
Other receivables/payables to be settled in digital assets	13,386	(4,791)
Costs and expenses paid in digital assets	(354,307)	(213,972)

Changes in fair value of digital assets	(8,693)	76,933

Net digital assets provided by operating activities	145,065	258,403

DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash	(127,135)	(184,794)
Digital assets purchased by fiat cash	19,000	16,824
Changes in digital asset collateral, net	19,456	(38,960)
Purchase of mining equipment	(10,100)	(6,897)
Net digital assets used in investing activities	(98,779)	(213,827)

DIGITAL ASSETS FROM FINANCING ACTIVITIES
(Repayment of) /proceeds from long-term loans	(20,000)	34,950
Repayment of long-term payables	(6,937)	-
Net digital assets provided by financing activities	(26,937)	34,950

Adjustments on the opening balance for adoption of ASU 2023-08	-	6,436

Net increase in digital assets	19,349	85,962
Digital assets at the beginning of the year	129,940	43,978
Digital assets at the end of the year	149,289	129,940

The net income received or to be received by digital assets, as presented in the consolidated statement of cash flow, consists of items (a), (b) and (c) above.